Long-term debts	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term debts
10.
Long-term debts

On August 11, 2022, the Company entered into a line of credit agreement with Zhejiang Shaoxing Ruifeng Rural Commercial Bank for a credit line up to RMB100,000,000 with a due date on July 25, 2030. During the year ended December 31, 2022, the Company borrowed RMB17,093,316 under the credit line and repaid RMB140,000. The loans bear an annual interest rate of 5.4% with repayment dates for parts of the loan ranging from September 20, 2022 to July 25, 2030. The loans are pledged by the land use right of the Company (mentioned in Note 7).

As of December 31, 2022, the future maturities of long-term debts are as below:

As of December 31,	RMB
2023	280,000
2024	420,000
2025	560,000
2026	700,000
2027	840,000
Thereafter	14,153,316
Total	16,953,316